Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000005467
Average Annual Return [Line Items]
Average Annual Return, Percent	22.04%		6.41%	5.17%
Without Sales Load [Member] | C000224348
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%	9.54%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%		6.24%	5.27%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.97%	9.42%